RELATED PARTIES - Key Management Personnel Compensation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party [Abstract]
Short-term employee benefits	$ 10	$ 8
Share-based compensation and other	13	7
Total compensation of key management	$ 23	$ 15